MERRIMAN
Graphic Omitted    INVESTMENT TRUST

     MERRIMAN                                   MERRIMAN INVESTMENT TRUST
HIGH YIELD BOND FUND                          1200 Westlake Ave N, Suite 700
                                                   Seattle, WA  98109
     MERRIMAN                                        1-800-423-4893
GROWTH & INCOME FUND                                 1-206-285-8877
                                                  www.merrimanfunds.com
     MERRIMAN
CAPITAL APPRECIATION                               INVESTMENT MANAGER
       FUND                                        MERRIMAN INVESTMENT
                                                   MANAGEMENT COMPANY
     MERRIMAN                                 1200 Westlake Ave N, Suite 700
 ASSET ALLOCATION                                   Seattle, WA  98109
       FUND
                                                      CUSTODIAN AND
     MERRIMAN                                         TRANSFER AGENT
 LEVERAGED GROWTH                            Firstar Mutual Fund Services, LLC
       FUND                                             PO BOX 701
                                                   Milwaukee, WI  53201
SEMI-ANNUAL REPORT                                  1-800-224-4743

   PERIOD ENDED                                        FUND COUNSEL
  March 31, 2001                                   Sullivan & Worcester
                                                   Boston, Massachusetts



                               Officers & Trustees

                     Paul A. Merriman, President and Trustee

                  William L. Notaro, Executive Vice President,
                        Secretary, Treasurer, and Trustee

                            David A. Ederer, Trustee

                             Ben W. Reppond, Trustee

                             Donald E. West, Trustee

Dear Fellow Shareholder:

In the first six months of our current fiscal year, which will end September 30, 2001, the Merriman Mutual Funds were hit, like every other investor, with one of the toughest stock market environments in many years. Our High Yield Bond Fund had a positive return for the six months, but each of the other four funds declined.

While we are never satisfied with losses, the past six months was an extremely difficult period in which to make money in a diversified portfolio. In the six months ended March 31, the Nasdaq was down 49.9 percent, and the S&P 500 Index fell 19.2 percent. Internationally, the Morgan Stanley EAFE index fell 16.6 percent. If investors ever needed protection from falling markets, this was it.

That protection is what we offer, in the form of market timing and diversification. So how did we do?

That can only be answered by comparison to alternative investments. An all-equity buy-and-hold investor who had invested 40 percent in the S&P 500 Index, 25 percent in the Nasdaq and 35 percent in EAFE would have lost 25.9 percent in the six months ending March 30.

To calculate the appropriate benchmarks for our funds, we use Morningstar mutual fund averages. In the past two quarters, the average U.S. equity fund lost 20.1 percent, the average international equity fund lost 19.6 percent and the average high-yield bond fund fell 3.1 percent.

The performance of each fund is discussed in detail later in this letter. Here's the summary of our first-half results:
   -  Merriman High Yield Bond Fund:         Up 3.2 percent
   -  Merriman Asset Allocation Fund:        Down 4.2 percent
   -  Merriman Growth & Income Fund:         Down 11.0 percent
   -  Merriman Capital Appreciation Fund:    Down 13.6 percent
   -  Merriman Leveraged Growth Fund:        Down 11.1 percent

While those results are disappointing, our Funds' strategies worked as they were supposed to, by protecting shareholders' money from major losses during one of the worst periods in modern stock market history.

COMMENTARY ON THE STOCK MARKET

Here's a ray of hope: History shows that, 85 percent of the time, the stock market has reached bottom within six months of the first interest-rate cut by the Federal Reserve. In this case, the first cut came on January 3, 2001. That suggests that this market could have passed its bottom by July.

From 1950 through 2000, there were only four times when the Standard & Poor's 500 Index declined 25 percent or more. In April this year, it happened for the fifth time. In every prior case, investors received double-digit returns in the 12 months after the 25-percent decline. After the bear markets that began in 1961, 1968, 1973 and 1987, the one-year subsequent gains were 35.6 percent, 39.2 percent, 16.0 percent and 27.5 percent, respectively. That suggests that gains of 20 percent or more are quite possible over the next 12 months.

WHAT INVESTORS SHOULD DO

But history rarely repeats itself exactly. Yes, falling interest rates are bullish. But even after a series of rate cuts, there are still many ways that any rally can be derailed.

And savvy investors should never forget something quite obvious: The only way to participate in a recovery is to remain invested.

There's no universal bell that rings when the market reaches a bottom and finally starts up for good. The turning point is impossible to recognize until well after it happens. If you wait until you are convinced a recovery is finally at hand, you won't get into the market until you have already missed an opportunity for significant gains. Therefore, it's especially important to remain invested, following your long-term plan.

We have always believed that the way to be a successful investor is to develop a good plan and stick to it. We do that in each of the Merriman Mutual Funds, and over the long run our approach has paid off by providing positive returns while substantially reducing risk.

Our plan calls for diversification, and each Fund we manage is widely diversified. As we have shared with you in other publications, we have added some asset classes in recent months, broadening the base of funds in which we may invest.

Our plan also calls for mechanical market timing, and we never waver from following the discipline of our systems. While timing has not avoided losses, it has limited those losses. And we believe it will continue to reduce the risk of bear markets while letting us participate in bull markets.

Equally as important as diversification is perseverance. We understand that these are difficult times for investors, and in times like this it is more important than ever to keep a long-term perspective.

To repeat something we wrote to you at this time last year: If you can't get through the turmoil of the short term, you have little chance of being a successful investor in the long term.

OUR FUNDS

THE MERRIMAN HIGH YIELD BOND FUND invests in U.S. high-yield bond funds that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

In the six months ending March 31, 2001, according to Morningstar, the average of U.S. high-yield bond funds declined 3.1 percent. The Fund appreciated 3.2 percent. According to Morningstar, the Fund's volatility over the past five years was 59 percent less than the volatility of an average of high-yield bond fund.

THE MERRIMAN ASSET ALLOCATION FUND spreads its investments among five major asset groups, applying market timing to each one. The Fund's present investment policy, when we are fully invested, is to maintain 30 percent of the portfolio in domestic equity funds, 30 percent in international equity funds, 15 percent in U.S. bond funds, 15 percent in international bond funds and 10 percent in gold funds.

In the six months ending March 31, 2001, the Fund declined 4.2 percent. According to Morningstar, an untimed portfolio of the same balance of funds, (the Appropriate Benchmark for this fund) declined 10.7 percent. The Fund's volatility over the past five years was 52 percent less than the volatility of a similar balance of funds, according to Morningstar.

THE MERRIMAN GROWTH AND INCOME FUND invests primarily in growth-and-income funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds, when we are fully invested. Whenever our timing systems indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money-market instruments or other cash equivalents.

In the six months ending March 31, 2001, the fund's total return was a loss of
11.0 percent. A similar mix of domestic and international funds without timing (the Appropriate Benchmark for this fund) declined 19.9 percent. Morningstar data indicate the Fund's volatility over the past five years was 53 percent less than the volatility of a similar mix of domestic and international funds.

THE MERRIMAN CAPITAL APPRECIATION FUND seeks growth of capital by investing in U.S. and international growth, aggressive growth and small-cap funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds, when we are fully invested. Whenever our timing systems indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money-market instruments or other cash equivalents.

In the six months ending March 31, 2001, the fund's total return was a loss of
13.6 percent. A similar mix of domestic and international funds without timing (the Appropriate Benchmark for this fund) declined 19.9 percent. Morningstar data indicate the Fund's volatility over the past five years was 41 percent less than the volatility of a similar mix of domestic and international funds.

THE MERRIMAN LEVERAGED GROWTH FUND'S defensive strategy uses market timing systems similar to those used in the Capital Appreciation Fund and maintain, when fully invested, a similar balance of U.S. and international equity funds. During rising markets, the Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gains.

In the six months ending March 31, 2001, according to Morningstar, the Fund declined 11.1, compared with a loss of 19.9 percent for a similar mix of domestic and international equity funds held without timing or leverage. The Fund's volatility over the past five years was 15 percent less than the volatility of a similar mix of domestic and international funds.

IN SUMMARY

Even in times of great market turmoil, we continue to believe all of our Funds represent excellent strategies for risk averse investors. We think they have a great long-term future, and we continue to invest our own money in them, right along with yours.

We can't promise what their future investment returns will be. But we can promise that they will continue to employ the best tools available to us to take advantage of investment opportunities while we manage risk every business day.

By investing in the Merriman Mutual Funds, you have put your trust in us and in our defensive approach to investing. There is nothing more important to us than living up to that trust. You have my word that we will continue to do everything in our power to see that your patience and your trust in us are rewarded.

Sincerely,

Paul A. Merriman
President

                          Merriman High Yield Bond Fund
                            Portfolio of Investments
                                 March 31, 2001
                                   (Unaudited)


                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
                HIGH YIELD BOND FUNDS:  5.10%
                -----------------------------
   35,919       Columbia High Yield Fund
                (Cost $330,128).................................     $   328,303
                                                                     -----------

                INTERNATIONAL BOND FUNDS:  5.46%
                --------------------------------
   38,377       AIM Strategic Income Fund
                (Cost $350,000).................................         351,535
                                                                         -------

                MONEY MARKET FUNDS: 89.65%
                --------------------------
  346,185       AIM Cash Reserves Fund .........................         346,185
  345,466       Federated Money Market Trust ...................         345,466
  339,870       Federated Treasury Obligations Fund ............         339,870
  341,654       Fidelity Daily Money Market Fund ...............         341,654
  332,054       Goldman Sachs Liquid Assets Fund ...............         332,054
  348,843       Liberty Money Market Fund ......................         348,843
  345,232       Neuberger Berman Cash Reserves Fund ............         345,232
  339,690       Oppenheimer Cash Reserves Fund .................         339,690
  335,457       Oppenheimer Money Market Fund ..................         335,457
  343,154       Pilgrim Money Market Fund ......................         343,154
  340,025       SAFECO Money Market Fund .......................         340,025
  348,755       Salomon Brothers Cash Mgmt Fund ................         348,755
  327,579       Scudder Cash Investment Trust ..................         327,579
  322,153       Scudder US Treasury Money Fund .................         322,153
  344,840       Stein Roe Cash Reserves Fund ...................         344,840
  325,079       Strong Money Market Fund .......................         325,079
  347,444       Value Line Cash Fund ...........................         347,444
                                                                         -------
                Total Money Market Funds
                (Cost $5,773,480) ..............................       5,773,480
                                                                       ---------


 PRINCIPAL
    AMOUNT
    ------
                SHORT-TERM DEMAND NOTES:  0.85%
                -------------------------------
 $ 54,900       Firstar Bank Milwaukee, NA
                4.805%, 04/02/01
                (Cost $54,900)..................................          54,900
                                                                          ------
                Total Investment in Securities
                (Cost $6,508,508) (a).........................101.06%  6,508,218

                Liabilities in Excess
                 of Other Assets.............................. (1.06)%  (67,920)
                                                               -----    -------

                NET ASSETS...................................100.00%  $6,440,298
                                                            =======   ==========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation....................     $   1,536
                Gross unrealized depreciation....................        (1,826)
                                                                         ------
                Net Unrealized Depreciation......................     $    (290)
                                                                      =========

                 See Accompanying Notes to Financial Statements

                          MERRIMAN GROWTH & INCOME FUND
                            Portfolio of Investments
                                 March 31, 2001
                                   (Unaudited)


                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
                DOMESTIC EQUITY FUNDS: 20.90%
                -----------------------------
   14,675       INVESCO Value Equity Fund.......................     $   294,963
   23,586       Neuberger Berman Guardian Fund .................         335,631
   17,942       SAFECO Equity Fund .............................         332,285
   22,409       Salomon Brothers Investors Value Fund ..........         440,780
                                                                         -------
                Total Domestic Equity Funds
                (Cost $1,551,563) ..............................       1,403,659
                                                                       ---------

                MONEY MARKET FUNDS: 73.88%
                --------------------------
  345,160       AIM Cash Reserves Fund .........................         345,160
  320,274       Am Century Govt Agency Money Mkt Fund ..........         320,274
  348,539       Columbia Daily Income Fund .....................         348,539
  287,870       Dreyfus Founders Money Market Fund .............         287,870
  290,893       Fidelity Cash Reserves Fund ....................         290,893
  100,000       Fidelity US Govt Reserves Fund .................         100,000
  100,000       Janus Govt Money Market Fund ...................         100,000
  249,103       Janus Money Market Fund ........................         249,103
  266,183       Pilgrim Money Market Fund ......................         266,183
  307,850       Potomac US Govt Money Market Fund ..............         307,850
  247,617       Scudder Cash Investment Trust ..................         247,617
  200,000       Scudder Money Mkt Series -Premium Fund .........         200,000
  360,254       Sudder Money Mkt Series-Prime Rsv Fund .........         360,254
  277,452       Scudder US Treasury Money Fund .................         277,452
  271,560       Stein Roe Cash Reserves Fund ...................         271,560
  320,216       Strong Money Market Fund .......................         320,216
  393,033       Value Line Cash Fund ...........................         393,033
  275,824       WPG Money Market Fund ..........................         275,824
                                                                         -------
                Total Money Market Funds
                (Cost $4,961,828) ..............................       4,961,828
                                                                       ---------


PRINCIPAL
   AMOUNT
   ------
                SHORT-TERM DEMAND NOTES:   4.94%
                --------------------------------
$ 331,700       Firstar Bank Milwaukee, NA
                4.805%, 04/02/01
                (Cost $331,700).................................         331,700
                                                                         -------
                Total Investment in Securities
                (Cost $6,845,091) (a) .........................99.72%  6,697,187
                                                              ------   ---------

                Other Assets
                  Less Liabilities............................. 0.28%     18,635
                                                                ----      ------

                NET ASSETS....................................100.00% $6,715,822
                                                             =======  ==========


(a)Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation......................$          -
                Gross unrealized depreciation......................    (147,904)
                                                                       --------
                Net Unrealized Depreciation........................$   (147,904)
                                                                   ============

                 See Accompanying Notes to Financial Statements

                       Merriman Capital Appreciation Fund
                            Portfolio of Investments
                                 March 31, 2001
                                   (Unaudited)


                                                                    MARKET VALUE
    SHARES                                                             (NOTE 2A)
    ------                                                             ---------
                 DOMESTIC EQUITY FUNDS: 22.57%
                 -----------------------------
   20,172       Federated Stock Trust..........................          662,438
   21,765       Fidelity Disciplined Equity Fund ..............          488,408
   23,877       Scudder Large Company Value Fund ..............          613,647
   22,853       Value Line Fund ...............................          428,399
                                                                         -------
                Total Domestic Equity Funds
                (Cost $2,405,054) .............................        2,192,892
                                                                       ---------

                MONEY MARKET FUNDS: 74.32%
                --------------------------
  442,501       Am Century Cap Presv Money Mkt Fund ............         442,501
  101,183       Am Century Premium Govt Reserve Fund ...........         101,183
  457,401       Am Century Prime Money Market Fund .............         457,401
  446,045       Columbia Daily Income Fund .....................         446,045
  652,896       Dreyfus Founders Money Market Fund .............         652,896
  502,433       Federated Money Market Trust ...................         502,433
  470,248       Federated Short-Term US Govt Trust .............         470,248
  435,739       Federated Treasury Obligations Fund ............         435,739
  200,000       Fidelity Cash Reserves Fund ....................         200,000
  308,714       Fidelity US Govt Reserves Fund .................         308,714
  372,452       INVESCO Cash Reserves Fund .....................         372,452
  363,977       Pilgrim Money Market Fund ......................         363,977
  473,830       Potomac US Govt Money Market Fund ..............         473,830
  506,908       Rydex US Govt Money Market Fund ................         506,908
  354,492       Scudder Cash Investment Trust ..................         354,492
  501,216       Stein Roe Cash Reserves Fund ...................         501,216
  304,541       USAA Money Market Fund .........................         304,541
  324,588       USAA Treasury Money Market Fund ................         324,588
                                                                         -------
                Total Money Market Funds
                (Cost $7,219,164) ..............................       7,219,164
                                                                       ---------


PRINCIPAL
   AMOUNT
   ------
                SHORT-TERM DEMAND NOTES:  2.88%
                -------------------------------
$ 279,800       Firstar Bank Milwaukee, NA
                4.805%, 04/02/01
                (Cost $279,800).................................         279,800
                                                                         -------
                Total Investment in Securities
                (Cost $9,904,018) (a).........................99.77%   9,691,856

                Other Assets
                 Less Liabilities............................  0.23%      22,489
                                                               ----       ------
                NET ASSETS ..................................100.00%  $9,714,345
                                                            =======   ==========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation................         $       -
                Gross unrealized depreciation................          (212,162)
                                                                       --------
                Net Unrealized Depreciation..................         $(212,162)
                                                                      =========

                 See Accompanying Notes to Financial Statements

                         MERRIMAN ASSET ALLOCATION FUND
                            Portfolio of Investments
                                 March 31, 2001
                                   (Unaudited)


    SHARES                                                          MARKET VALUE
    ------                                                          ------------
                                                                       (NOTE 2A)
                DOMESTIC EQUITY FUNDS: 9.39%
                ----------------------------
   15,232       Liberty Select Value Fund - Class S.............    $    307,996
   18,472       Scudder Large Company Value Fund................         474,719
                                                                         -------
                Total Domestic Equity Funds
                (Cost $833,911).................................         782,715
                                                                         -------
                DOMESTIC BOND FUNDS:  5.66%
                ---------------------------
   26,932       Federated Bond Fund.............................    $    238,080
   23,760       Rydex US Govt Bond Fund.........................         233,326
                                                                         -------
                Total Domestic Bond Funds
                (Cost $460,000).................................         471,406
                                                                         -------

                INTERNATIONAL BOND FUNDS: 6.05%
                -------------------------------
   55,337       Scudder Global Bond Fund
                (Cost $509,998).................................         504,121
                                                                         -------

                MONEY MARKET FUNDS: 74.53%
                --------------------------
  258,909       AIM Cash Reserves Fund .........................         258,909
  341,347       Am Century Govt Agency Money Mkt Fund ..........         341,347
  358,667       Am Century Prime Money Mkt Fund ................         358,667
  393,197       Columbia Daily Income Fund .....................         393,197
  382,368       Dreyfus Founders Money Market Fund .............         382,368
  550,995       Federated Money Market Trust ...................         550,995
  225,964       Federated Treasury Obligations Fund ............         225,964
  407,734       Fidelity Cash Reserves Fund ....................         407,734
  381,809       Fidelity Daily Money Market Fund ...............         381,809
  269,864       INVESCO Cash Reserves Fund .....................         269,864
  364,144       INVESCO US Govt Money Mkt Fund .................         364,144
  202,229       Pilgrim Money Market Fund ......................         202,229
  358,805       Potomac US Govt Money Market Fund ..............         358,805
  803,099       Rydex US Govt Money Market Fund ................         803,099
  328,628       Scudder Cash Investment Trust ..................         328,628
  582,053       USAA Treasury Money Market Fund ................         582,053
                                                                         -------
                Total Money Market Funds
                (Cost $6,209,812) ..............................       6,209,812
                                                                       ---------

PRINCIPAL
   AMOUNT
   ------
                SHORT-TERM DEMAND NOTES:  4.19%
$ 348,900       Firstar Bank Milwaukee, NA,
                4.805%, 04/02/01
                (Cost $348,900).................................         348,900
                                                                         -------
                Total Investment in Securities
                (Cost $8,362,621) (a).......................   99.82%  8,316,954

                Other Assets
                  Less Liabilities..........................    0.18%     15,256
                                                                ----      ------
                NET ASSETS..................................  100.00% $8,332,210
                                                              ======  ==========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation...................  $      11,406
                Gross unrealized depreciation...................        (57,073)
                                                                        -------
                 Net Unrealized Depreciation.....................  $    (45,667)
                                                                   ============

                 See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                            Portfolio of Investments
                                 March 31, 2001
                                   (Unaudited)

                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
                DOMESTIC EQUITY FUNDS:  31.47%
                ------------------------------
   32,970       Federated Stock Trust...........................   $   1,082,741
   25,783       Fidelity Disciplined Equity Fund................         580,595
   37,211       LibertySelect Value Fund - Class S..............         752,404
   67,656       Neuberger Berman Genesis Fund...................       1,252,309
   32,205       Robertson Stephens Value + Growth Fund..........         709,488
   41,621       Scudder Large Company Value Fund................       1,069,660
                                                                       ---------
                Total Domestic Equity Funds
                (Cost $5,848,296)...............................       5,447,197
                                                                       ---------

                MONEY MARKET FUNDS:  64.60%
                ---------------------------
  892,435       Columbia Daily Income Fund......................         892,435
  898,388       Dreyfus Founders Money Market Fund..............         898,388
  757,611       Federated Money Market Trust....................         757,611
  991,404       Federated Treasury Obligation Fund..............         991,404
  670,001       Fidelity Cash Reserves Fund.....................         670,001
  368,678       Fidelity US Govt Reserves Fund..................         368,678
  752,219       INVESCO Cash Reserves Fund......................         752,219
  485,866       INVESCO US Govt Money Market Fund...............         485,866
  626,096       Neuberger Berman Cash Reserves Fund.............         626,096
  757,227       Potomac US Govt Money Market Fund...............         757,227
  851,821       Rydex US Govt Money Market Fund.................         851,821
  661,814       Scudder Cash Investment Trust...................         661,814
  785,870       Scudder US Treasury Money Fund..................         785,870
  687,219       USAA Money Market Fund..........................         687,219
  994,534       Value Line Cash Fund............................         994,534
                                                                         -------
                 Total Money Market Funds
                (Cost $11,181,183)..............................      11,181,183
                                                                      ----------

PRINCIPAL
   AMOUNT
   ------
                SHORT-TERM DEMAND NOTES:  5.73%
                -------------------------------
$ 873,600       Firstar Bank Milwaukee, NA
                4.805%, 04/02/01................................         873,600
  117,300       Wisconsin Electric Demand Notes
                4.63% , 04/02/01................................         117,300
                                                                         -------
                Total Short-Term Demand Notes
                (Cost $990,900).................................         990,900
                                                                         -------

                Total Investment in Securities
                (Cost $18,020,379) (a).....................101.80%    17,619,280

                Liabilities in Excess
                 of Other Assets........................... (1.80%)    (311,842)
                                                            -----      --------

                NET ASSETS.................................100.00%  $ 17,307,438
                                                          =======   ============


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation...................    $   112,309
                Gross unrealized depreciation...................       (513,408)
                                                                       --------
                Net Unrealized Depreciation.....................      $(401,099)
                                                                      =========

                 See Accompanying Notes to Financial Statements


                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                            March 31, 2001
                                                              (Unaudited)


                                                                           MERRIMAN      MERRIMAN     MERRIMAN     MERRIMAN
                                                              MERRIMAN     GROWTH &       CAPITAL       ASSET      LEVERAGED
                                                          HIGH YIELD BOND   INCOME      APPRECIATION  ALLOCATION    GROWTH
                                                                FUND         FUND          FUND          FUND         FUND
                                                                ----         ----          ----          ----         ----
Assets
   Investments in securities, at market value
     (identified cost $6,508,508, $6,845,091,
     $9,904,018, $8,362,621 and $18,020,379,
     respectively) (Note 2)                                 $6,508,218     $6,697,187    $9,691,856   $ 8,316,954  $17,619,280
   Cash                                                             --              7            --             9           15
   Dividends and interest receivable                            47,887         27,296        38,901        36,734       70,338
   Prepaid expenses                                              5,368             --            --            --        1,112
                                                                 -----          -----         -----         -----        -----
      Total assets                                           6,561,473      6,724,490     9,730,757     8,353,697   17,690,745
                                                             ---------      ---------     ---------     ---------   ----------
Liabilities
   Overdraft                                                     1,870             --             6            --           --
   Accrued management fees                                       4,225          6,689        10,325         8,853       18,971
   Other accrued expenses                                           --          1,979         6,081        12,634           --
   Distributions payable                                       115,080             --            --            --      364,336
                                                               -------          -----         -----         -----      -------
     Total liabilities                                         121,175          8,668        16,412        21,487      383,307
                                                               -------          -----        ------        ------      -------
Net Assets
   (Applicable to 657,602,  840,650, 1,309,534, 970,086,
   and 1,858,858 shares of beneficial interest with no
   par value, unlimited number of shares authorized)        $6,440,298     $6,715,822   $ 9,714,345   $ 8,332,210  $17,307,438
                                                            ==========     ==========   ===========   ===========  ===========

Pricing of Shares
   Net asset value, offering and redemption price per share
   $ 6,440,298 /    657,602 shares                          $     9.79
                                                            ==========
   $ 6,715,822 /    840,650 shares                                         $     7.99
                                                                           ==========
   $ 9,714,345 / 1,309,534 shares                                                       $     7.42
                                                                                        ==========
   $ 8,332,210 /    970,086 shares                                                                    $      8.59
                                                                                                      ===========
   $17,307,438 / 1,858,858 shares                                                                                  $     9.31
                                                                                                                   ==========


Net assets
   At March 31, 2001, net assets consisted of:
     Paid-in capital                                        $6,601,450     $7,730,675  $11,277,561     $8,736,188  $19,318,553
     Undistributed net investment income                           726         63,545      146,709        134,895      275,324
     Accumulated net realized loss                            (161,588)      (930,494)  (1,497,763)      (493,206)  (1,885,340)
     Unrealized depreciation on investments                       (290)      (147,904)    (212,162)       (45,667)    (401,099)
                                                                  ----       --------     --------        -------     --------
                                                            $6,440,298     $6,715,822   $9,714,345     $8,332,210  $17,307,438
                                                            ==========     ==========   ==========     ==========  ===========

                 See Accompanying Notes to Financial Statements



                                                       STATEMENTS OF OPERATIONS
                                                    Six Months Ended March 31, 2001
                                                              (Unaudited)


                                                             MERRIMAN      MERRIMAN     MERRIMAN     MERRIMAN
                                                MERRIMAN     GROWTH &       CAPITAL       ASSET      LEVERAGED
                                             HIGH YIELD BOND  INCOME     APPRECIATION  ALLOCATION     GROWTH
                                                  FUND         FUND          FUND         FUND         FUND
                                                  ----         ----          ----         ----         ----
Investment Income
   Interest                                    $   25,640   $    8,732   $   11,904   $     6,293   $   42,608
   Dividends                                      235,977      191,536      239,452       216,703      416,097
                                                  -------      -------      -------       -------      -------
     Total investment income                      261,617      200,268      251,356       222,996      458,705
                                                  -------      -------      -------       -------      -------

Expenses
   Management fees (Note 3)                        35,190       46,938       68,118        56,380      118,292
   Accounting services                              7,827       10,420       14,993        12,270       26,240
   Custodian fees                                   2,524        2,302        2,804         2,506        3,964
   Transfer agent fees                              5,187        5,278        5,785         5,490        7,189
   Interest expense (Note 4)                           --           --           --            --        7,007
   Professional services                            3,064        3,806        5,382         4,174        9,102
   Registration fees                                2,277        2,104        3,921         3,952        4,004
   Insurance and other                              1,711        1,392        2,823         2,702        5,642
   Printing                                           319          455          637           501        1,046
   Trustees fees                                      139          197          227           182          455
                                                      ---          ---          ---           ---          ---

   Expenses before reimbursement                   58,238       72,892      104,690        88,157      182,941
                                                   ------       ------      -------        ------      -------
   Reimbursement by advisor (Note 3)                5,452           --           --            --           --
                                  -                 -----       ------      -------        ------      -------
   Total expenses                                  52,786       72,892      104,690        88,157      182,941
                                                   ------       ------      -------        ------      -------
    Net investment income                          208,831      127,376      146,666       134,839      275,764
                                                   -------      -------      -------       -------      -------

Realized and Unrealized Gain (Loss)
   on Investments
    Net realized loss from security transactions   (35,865)  (1,087,999)  (1,747,819)    (559,517)   (2,400,910)
    Capital  gain distributions from  regulated
     investment companies                                -      157,495      250,065       66,695       517,317
    Net  increase (decrease) in unrealized
     appreciation/depreciation  of investments      51,929      (82,396)    (267,666)     (74,394)     (642,497)
                                                    ------      -------     --------      -------      --------
    Net realized and unrealized gain (loss)
     on investments                                 16,064   (1,012,900)  (1,765,420)    (567,216)   (2,526,090)
                                                    ------   ----------   ----------     --------    ----------
    Net increase (decrease)  in net assets
     resulting from operations                  $  224,895   $ (885,524) $(1,618,754)   $(432,377)  $(2,250,326)
                                                ==========   ==========  ===========    =========   ===========

                 See Accompanying Notes to Financial Statements



                                                  STATEMENTS OF CHANGES IN NET ASSETS

                                                                      MERRIMAN HIGH YIELD             MERRIMAN GROWTH &
                                                                           BOND FUND                     INCOME FUND
                                                                           ---------                     -----------
                                                                       SIX MONTHS ENDED                SIX MONTHS ENDED
                                                                   MARCH 31,    YEAR ENDED         MARCH 31,     YEAR ENDED
                                                                     2001      SEPTEMBER 30,         2001       SEPTEMBER 30,
                                                                  (UNAUDITED)      2000           (UNAUDITED)        2000
                                                                  -----------      ----           -----------        ----
Operations:   Net investment income                               $  208,831    $ 295,629         $  127,376    $  112,751
   Net realized gain (loss) on investments                           (35,865)     (42,267)        (1,087,999)      345,720
   Capital gain distributions from regulated investment
     companies                                                            --           --            157,495       343,481
   Net  increase (decrease) in unrealized appreciation/
     depreciation  on investments                                     51,929      (69,730)           (82,396)     (334,675)
                                                                      ------      -------            -------      --------
   Net increase (decrease) in net assets resulting from operations    224,895     183,632           (885,524)      467,277

Distributions to shareholders:
   Distributions from net realized gain on investments                     --          --           (689,128)     (646,201)
   Distributions from net investment income                          (209,402)   (295,086)          (157,449)      (19,133)

Capital share transactions:
   Increase (decrease) in net assets resulting from capital
     share transactions (Note 5)                                     (747,393)   (692,437)           124,980      (240,656)
                              -                                      --------    --------            -------      --------
   Total decrease                                                    (731,900)   (803,891)        (1,607,121)     (438,713)

Net assets
   Beginning of period                                              7,172,198   7,976,089          8,322,943     8,761,656
                                                                    ---------   ---------          ---------     ---------
   End of period*                                                  $6,440,298  $7,172,198         $6,715,822    $8,322,943
                                                                   ==========  ==========         ==========    ==========

* Including undistributed net investment income of:                $      726  $    1,297         $   63,545    $   93,618
                                                                   ==========  ==========         ==========    ==========



                                                                      MERRIMAN CAPITAL                MERRIMAN ASSET
                                                                     APPRECIATION FUND               ALLOCATION FUND
                                                                     -----------------               ---------------
                                                                        SIX MONTHS ENDED                SIX MONTHS ENDED
                                                                   MARCH 31,    YEAR ENDED         MARCH 31,     YEAR ENDED
                                                                     2001      SEPTEMBER 30,         2001       SEPTEMBER 30,
                                                                  (UNAUDITED)      2000          (UNAUDITED)        2000
                                                                  -----------      ----          -----------        ----
Operations:   Net investment income                               $  146,666    $  224,674       $   134,839     $  289,804
   Net realized gain (loss) on investments                        (1,747,819)      877,664          (559,517)       701,306
   Capital gain distributions from regulated investment
     companies                                                       250,065       518,751            66,695        203,630
   Net  increase (decrease) in unrealized appreciation/
     depreciation on investments                                    (267,666)     (210,733)          (74,394)      (548,398)
                                                                    --------      --------           -------       --------
   Net increase (decrease) in net assets resulting from
     operations                                                   (1,618,754)    1,410,356          (432,377)       646,342

Distributions to shareholders:
   Distributions from net realized gain on investments            (1,396,352)   (1,168,230)         (904,991)      (488,871)
   Distributions from net investment income                         (183,569)     (150,636)         (220,052)      (254,217)

Capital share transactions:
   Increase (decrease) in net assets resulting from capital
     share transactions (Note 5)                                     817,735      (239,273)          285,221       (939,733)
                              -                                      -------      --------           -------       --------
   Total decrease                                                 (2,380,940)     (147,783)       (1,272,199)    (1,036,479)

Net assets
   Beginning of period                                            12,095,285    12,243,068         9,604,409     10,640,888
                                                                  ----------    ----------         ---------     ----------
   End of period*                                                 $9,714,345   $12,095,285        $8,332,210     $9,604,409
                                                                  ==========   ===========        ==========     ==========

* Including undistributed net investment income of:                 $146,709     $ 183,612        $  134,895   $    220,108
                                                                    ========     =========        ==========   ============

                 See Accompanying Notes to Financial Statements


                                            STATEMENTS OF CHANGES IN NET ASSETS (Continued)




                                                                                      MERRIMAN LEVERAGED
                                                                                         GROWTH FUND
                                                                                         -----------
                                                                              SIX MONTHS ENDED
                                                                                  MARCH 31,         YEAR ENDED
                                                                                    2001           SEPTEMBER 30,
                                                                                 (UNAUDITED)           2000
                                                                                 -----------           ----
Operations:   Net investment income                                              $  275,764         $  503,400
   Net realized gain (loss) on investments                                       (2,400,910)         2,305,448
   Capital gain distributions from regulated investment companies                   517,317            901,137
   Net decrease in unrealized appreciation/depreciation on investments             (642,497)          (879,589)
                                                                                   --------           --------
   Net increase (decrease) in net assets resulting from operations               (2,250,326)         2,830,396

Distributions to shareholders:
   Distributions from net realized gain on investments                           (3,206,536)        (2,344,927)
   Distributions from net investment income                                        (503,840)                --

Capital share transactions:
   Increase in net assets resulting from capital share
      transactions (Note 5)                                                       2,563,797          1,464,890
                         -                                                        ---------          ---------
   Total increase (decrease)                                                     (3,396,905)         1,950,359

Net assets
   Beginning of period                                                           20,704,343         18,753,984
                                                                                 ----------         ----------
   End of period*                                                               $17,307,438       $ 20,704,343
                                                                                ===========       ============

* Including undistributed net investment income of:                                $275,324          $ 503,400
                                                                                   ========          =========

                 See Accompanying Notes to Financial Statements




                                                    MERRIMAN LEVERAGED GROWTH FUND
                                                        STATEMENT OF CASH FLOWS



                                                                             SIX MONTHS ENDED             YEAR ENDED
                                                                              MARCH 31, 2001             SEPTEMBER 30,
                                                                                (UNAUDITED)                  2000
                                                                                -----------                  ----
Cash flows from operating activities:
   Dividends and interest received                                             $  402,350                 $  327,874
   Operating expenses paid                                                       (222,814)                  (391,002)
   Net purchases (sales) of short-term investments                             (6,129,997)                 1,103,326
   Purchases of portfolio securities                                          (26,093,954)               (74,136,318)
   Proceeds from sales of portfolio securities                                 32,309,321                 72,476,656
   Long-term capital gain distributions received                                  517,317                  1,499,797
                                                                                  -------                  ---------
      Net cash provided by operating activities                                   782,223                    880,333
                                                                                  -------                    -------
Cash flows from financing activities:
   Proceeds from capital shares sold                                              665,070                  7,020,879
   Payments on capital shares redeemed                                         (1,406,969)                (7,843,146)
   Cash dividends paid *                                                          (40,344)                   (57,870)
                                                                                  -------                    -------
   Net cash used for financing activities                                        (782,243)                  (880,137)
                                                                                 --------                   --------
   Net change in cash                                                                 (20)                       196
   Cash at beginning of period                                                         35                       (161)
                                                                                       --                       ----
   Cash (overdraft) at end of period                                           $       15                 $       35
                                                                               ==========                 ==========
Reconciliation of net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
   Net increase (decrease) in net assets resulting from operations            $(2,250,326)                $2,830,396
                                                                              -----------                 ----------
   Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
   (Increase) decrease in investment securities                                 3,128,677                 (1,993,042)
   (Increase) decrease in dividends and interest receivable                       (56,355)                     5,328
   (Increase) decrease in investment securities sold                                   --                     10,847
   (Increase) decrease in receivable for capital stock sold                           100                         --
   (Increase) decrease in prepaid expenses                                         (1,112)                        --
   Increase (decrease) in accrued management fees                                  (2,808)                     2,317
   Increase (decrease) in other accrued expenses                                  (35,953)                    24,487
                                                                                  -------                     ------

   Total Adjustments                                                            3,032,549                 (1,950,063)
                                                                                ---------                 ----------
     Net cash provided by operating activities                                 $  782,223                 $  880,333
                                                                               ==========                 ==========


* Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $3,305,696 and $2,287,057 respectively.

                 See Accompanying Notes to Financial Statements


                                                         MERRIMAN MUTUAL FUNDS
                                                         FINANCIAL HIGHLIGHTS


                                                              HIGH YIELD BOND FUND
                                                 (for a share outstanding throughout the period)
                                                            Year Ended September 30,

                                          2001 (a)        2000         1999         1998        1997         1996
                                          --------        ----         ----         ----        ----         ----
Net asset value, beginning of period      $  9.79      $  9.96      $ 10.15      $ 10.74     $ 10.36      $ 10.23
                                          -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income                     0.31         0.43         0.46         0.63        0.60         0.63
   Net gains or losses on securities
     (realized and unrealized)                  -(b)     (0.17)       (0.19)       (0.32)       0.38         0.13
                                             ----        -----        -----        -----        ----         ----
     Total from investment operations        0.31         0.26         0.27         0.31        0.98         0.76
                                             ----         ----         ----         ----        ----         ----
Less distributions:
   From investment income                   (0.31)       (0.43)       (0.46)       (0.67)       (0.60)      (0.63)
   From realized capital gains                 --           --           --        (0.23)         --           --
                                             ----        -----         ----        -----        -----       -----
     Total distributions                    (0.31)       (0.43)       (0.46)       (0.90)       (0.60)      (0.63)
                                            -----        -----        -----        -----        -----       -----
Net asset value, end of period           $   9.79      $  9.79      $  9.96      $ 10.15      $ 10.74     $ 10.36
                                         ========      =======      =======      =======      =======     =======
Total return                                 1.93%        2.66%        2.71%        3.03%        9.64%       7.62%
Net assets, end of period($000)           $ 6,440      $ 7,172      $ 7,976      $ 7,500      $ 9,220      $ 8,661
Ratio of expenses to average net assets      1.67%*(c)    1.65%*       1.57%*       1.50%        1.46%        1.49%
Ratio of net income to average net assets    6.00%(c)     4.27%        4.52%        5.93%        5.54%        6.05%

Portfolio turnover rate                    373.54%      774.04%      435.08%      206.12%      172.73%      139.77%




                                                              GROWTH & Income Fund
                                                 (for a share outstanding throughout the period)
                                                            Year Ended September 30,



                                          2001(a)        2000         1999         1998        1997         1996
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of period     $ 10.11      $ 10.34      $  9.87      $ 12.96     $ 11.65      $ 11.32
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income                    0.16         0.13         0.08         0.32        0.19         0.27
   Net gains or losses on securities
     (realized and unrealized)             (1.22)        0.44         1.40        (0.17)       2.40         1.02
                                           -----         ----         ----        -----        ----         ----
     Total from investment operations      (1.06)        0.57         1.48         0.15        2.59         1.29
                                           -----         ----         ----         ----        ----         ----
Less distributions:
   From investment income                  (0.20)       (0.02)       (0.15)       (0.27)      (0.24)      (0.27)
   From realized capital gains             (0.86)       (0.78)       (0.86)       (2.97)      (1.04)      (0.69)
                                           -----        -----        -----        -----       -----       -----
      Total distributions                  (1.06)       (0.80)       (1.01)       (3.24)      (1.28)      (0.96)
                                           -----        -----        -----        -----       -----       -----
Net asset value, end of period           $  7.99      $ 10.11      $ 10.34      $  9.87     $ 12.96      $ 11.65
                                         =======      =======      =======      =======     =======      =======
Total return                              (11.00)%       4.96%       13.61%        2.99%      24.11%       12.18%

Net assets, end of period ($000)         $ 6,716      $ 8,323      $ 8,762      $ 8,518     $ 9,514      $ 8,702
Ratio of expenses to average net assets     1.97%(c)     1.81%        1.79%        1.75%       1.71%        1.77%
Ratio of net income to average net assets   3.43%(c)     1.23%        0.68%        2.61%       1.42%        2.33%

Portfolio turnover rate                   346.45%      371.80%      276.73%      280.78%     105.11%      133.00%

* Prior to reimbursement from advisor (a) Six months ended March 31, 2001 (Unaudited) (b) Less than $0.01 per share (c) Annualized

                 See Accompanying Notes to Financial Statements



                                                         MERRIMAN MUTUAL FUNDS
                                                   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                             CAPITAL APPRECIATION FUND
                                                  (for a share outstanding throughout the period)
                                                             Year Ended September 30,



                                          2001(a)          2000         1999         1998        1997         1996
                                          -------          ----         ----         ----        ----         ----
Net asset value, beginning of period      $ 10.02       $  9.99      $  9.06      $ 12.02     $ 10.93      $ 11.69
Income from investment operations
   Net investment income                     0.11          0.26         0.15         0.19        0.06         0.19
   Net gains or losses on securities
     (realized and unrealized)              (1.40)         0.89         1.19        (0.74)       2.13         0.37
                                            -----          ----         ----        -----        ----         ----
     Total from investment operations       (1.29)         1.15         1.34        (0.55)       2.19         0.56
                                            -----          ----         ----        -----        ----         ----
Less distributions:
   From investment income                   (0.15)        (0.13)       (0.06)       (0.20)      (0.06)       (0.22)
   From realized capital gains              (1.16)        (0.99)       (0.35)       (2.21)      (1.04)       (1.10)
                                            -----         -----        -----        -----       -----        -----
     Total distributions                    (1.31)        (1.12)       (0.41)       (2.41)      (1.10)       (1.32)
                                            -----         -----        -----        -----       -----        -----
Net asset value, end of period            $  7.42       $ 10.02      $  9.99      $  9.06     $ 12.02      $ 10.93
                                          =======       =======      =======      =======     =======      =======

Total return                               (15.28)%       10.73%       14.83%       (3.87)%     21.93%        5.69%

Net assets end of period ($000)           $ 9,714       $12,095      $12,243      $12,644     $15,567      $16,665
Ratio of expenses to average net assets      1.94%(b)      1.78%        1.81%        1.81%       1.79%        1.84%
Ratio of net income to average net assets    2.72%(b)      1.69%        1.47%        1.64%       0.58%        1.74%

Portfolio turnover rate                    440.04%       469.11%      310.65%      446.18%     114.36%      254.77%




                                                               ASSET ALLOCATION FUND
                                                  (for a share outstanding throughout the period)
                                                             Year Ended September 30,



                                          2001(a)        2000         1999         1998        1997         1996
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of period     $ 10.28      $ 10.41      $  9.70      $ 11.88     $ 11.61      $ 11.21
                                         -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income                    0.14         0.30         0.28         0.40        0.26         0.30
   Net gains or losses on securities
     (realized and unrealized)             (0.59)        0.33         0.84        (0.76)       1.27         0.50
                                           -----         ----         ----        -----        ----         ----
     Total from investment operations      (0.45)        0.63         1.12        (0.36)       1.53         0.80
                                           -----         ----         ----        -----        ----         ----
Less distributions:
   From investment income                  (0.24)       (0.26)       (0.08)       (0.48)      (0.33)       (0.16)
   From realized capital gains             (1.00)       (0.50)       (0.33)       (1.34)      (0.93)       (0.24)
                                           -----        -----        -----        -----       -----        -----
     Total distributions                   (1.24)       (0.76)       (0.41)       (1.82)      (1.26)       (0.40)
                                           -----        -----        -----        -----       -----        -----
Net asset value, end of period           $  8.59      $ 10.28      $ 10.41      $  9.70     $ 11.88      $ 11.61
                                         =======      =======      =======      =======     =======      =======
Total return                               (4.80)%       5.73%       11.69%       (2.57)%     14.43%        7.41%

Net assets end of period ($000)          $ 8,332      $ 9,604      $10,641      $12,168     $16,543      $17,733
Ratio of expenses to average net assets     1.98%(b)     1.84%        1.84%        1.84%       1.78%        1.82%
Ratio of net income to average net assets   3.03%(b)     2.75%        2.63%        3.63%       2.26%        2.53%

Portfolio turnover rate                   222.53%      437.61%      327.72%      351.19%     161.57%      204.55%

(a)  Six months ended March 31, 2001 (Unaudited)
(b)  Annualized

                 See Accompanying Notes to Financial Statements




                                                         MERRIMAN MUTUAL FUNDS
                                                   FINANCIAL HIGHLIGHTS (CONTINUED)




                                                                   LEVERAGED GROWTH FUND
                                                       (for a share outstanding throughout the period)
                                                                  Year Ended September 30,



                                           2001(a)         2000         1999         1998        1997         1996
                                           -------         ----         ----         ----        ----         ----
Net asset value, beginning of period       $ 12.96      $ 12.57      $ 10.66      $ 14.85     $ 12.30      $ 12.30
                                           -------      -------      -------      -------     -------      -------
Income from investment operations
   Net investment income (loss)               0.12         0.32        (0.06)        0.06       (0.20)      (0.08)
   Net gains or losses on securities
     (realized and unrealized)               (1.44)        1.65         2.63        (1.18)       3.33         0.84
                                             -----         ----         ----        -----        ----         ----
     Total from investment operations        (1.32)        1.97         2.57        (1.12)       3.13         0.76
                                             -----         ----         ----        -----        ----         ----
Less distributions:
   From investment income                    (0.29)          --           --        (0.06)         --           --
   From realized capital gains               (2.04)       (1.58)       (0.66)       (3.01)      (0.58)       (0.76)
                                             -----        -----        -----        -----       -----        -----
     Total distributions                     (2.33)       (1.58)       (0.66)       (3.07)      (0.58)       (0.76)
                                             -----        -----        -----        -----       -----        -----
Net asset value, end of period             $  9.31      $ 12.96      $ 12.57      $ 10.66     $ 14.85      $ 12.30
                                           =======      =======      =======      =======     =======      =======

Total return                                (11.04)%      14.67%       24.33%       (6.71)%     26.66%        6.85%
Net assets end of period ($000)            $17,307      $20,704      $18,754      $15,488     $17,785      $15,694
Ratio of expenses to average net assets(c)    1.96%(b)     1.88%        2.60%        3.13%       4.13%        3.70%
Ratio of net income (loss) to average
  net assets                                  2.95%(b)     2.26%       (0.46)%       0.46%      (1.52)%      (0.78)%

Portfolio turnover rate                     322.04 %     440.73%      307.56%      351.46%     130.36%      247.36%


(a)  Six months ended March 31, 2001 (Unaudited)
(b)  Annualized

(c) Expenses include interest expenses of 0.07%(b), 0.14%, 0.83%, 1.38%, 2.36%, and 1.95% for 2001, 2000, 1999, 1998, 1997, and 1996, respectively.


   INFORMATION RELATING TO OUTSTANDING DEBT DURING THE YEAR SHOWN BELOW.


                                                       Average              Average Number
                            Amount of Debt         Amount of Debt              of Shares            Average Amount of
                            Outstanding at           Outstanding              Outstanding            Debt per Share
Period ended                 End of Period        During the Period        During the Period        During the Period

March 31, 2001 (Unaudited)   $          --          $        --                1,708,556                  $0.00

September 30, 2000           $          --          $   196,311                1,585,622                  $0.12

September 30, 1999           $          --           $1,708,403                1,475,597                  $1.16

September 30, 1998           $          --           $2,521,205                1,403,276                  $1.80

September 30, 1997           $7,000,000              $4,295,452                1,250,115                  $3.44

September 30, 1996           $5,800,000              $2,981,434                1,156,941                  $2.58

                 See Accompanying Notes to Financial Statements

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)



NOTE 1-- ORGANIZATION

     Merriman High Yield Bond Fund (formerly Flexible Bond), Merriman Growth & Income Fund, Merriman Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds." Effective January 1, 2001, the Flexible Bond Fund changed it's name to Merriman High Yield Bond Fund and changed it's investment objective accordingly.

     Each fund has specific investment objectives: The objectives of the High Yield Bond Fund are high income with some consideration to growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Capital Appreciation Fund is capital appreciation. The objectives of the Asset Allocation Fund are high total return consistent with reasonable risk. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2-- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3-- INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                       High Yield Bond         All Other
                                            Fund                 Funds

         On the first $250 million1         .000%                1.250%
         On the next $250 million           .875%                1.125%
         On all above $500 million          .750%                1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Capital Appreciation Fund, the Merriman Asset Allocation Fund, and the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman High Yield Bond Fund.

For the six months ended March 31, 2001, the Advisor made expense reimbursements in the amount of $5,452 to the Merriman High Yield Bond Fund.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4-- BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $14,000 per year (included in interest expense) to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at March 31, 2001 was $0.

NOTE 5-- (SEE FOLLOWING)

NOTE 6-- (SEE FOLLOWING)

                            MERRIMAN INVESTMENT TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 5-- CAPITAL SHARES

     At March 31, 2001, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               MERRIMAN HIGH YIELD BOND FUND                  MERRIMAN GROWTH & INCOME FUND
                               -----------------------------                  -----------------------------
                       SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                        MARCH 31, 2001            SEPTEMBER 30,          MARCH 31, 2001          SEPTEMBER 30,
                          (UNAUDITED)                 2000                 (UNAUDITED)               2000
                          -----------                 ----                 -----------               ----
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                        ------    -----        ------      -----        ------     -----       ------     -----
Shares sold...........  37,047  $  370,151     172,516  $1,716,908      21,688   $ 183,227     44,676    $479,525
Shares issued in
   reinvestment  of
   distributions......   8,784      87,045      27,014     267,864      99,831     837,580     59,420     647,080
                         -----      ------      ------     -------      ------     -------     ------     -------
                        45,831     457,196     199,530   1,984,772     121,519   1,020,807    104,096   1,126,605
Shares redeemed.......(120,942) (1,204,589)   (267,846) (2,677,209)   (103,864)   (895,827)  (128,757) (1,367,261)
                      --------  ----------    --------  ----------    --------    --------   --------  ----------
Net increase
  (decrease).......... (75,111) $ (747,393)    (68,316) $ (692,437)     17,655   $ 124,980    (24,661) $ (240,656)
                       =======  ==========     =======  ==========      ======   =========    =======  ==========


                            MERRIMAN CAPITAL APPRECIATION FUND               MERRIMAN ASSET ALLOCATION FUND
                            ----------------------------------               ------------------------------
                       SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                        MARCH 31, 2001            SEPTEMBER 30,          MARCH 31, 2001          SEPTEMBER 30,
                          (UNAUDITED)                 1999                 (UNAUDITED)               2000
                          -----------                 ----                 -----------               ----
                         SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                         ------    -----        ------      -----        ------     -----       ------     -----
Shares sold ..........  362,045  $ 3,183,873   622,385   $6,622,017      35,617   $ 320,849     21,382   $ 232,323
Shares issued in
   reinvestment of
   distributions .....  198,181    1,555,720   121,358    1,307,020     124,062   1,111,599     66,390     720,991
                        -------    ---------   -------    ---------     -------   ---------     ------     -------
                        560,226    4,739,593   743,743    7,929,037     159,679   1,432,448     87,772     953,314
Shares redeemed .....  (458,129)  (3,921,858) (761,274)  (8,168,310)   (124,139) (1,147,227)  (175,271) (1,893,047)
                       --------   ----------  --------   ----------    --------  ----------   --------  ----------
Net increase
  (decrease)            102,097   $  817,735   (17,531)  $ (239,273)     35,540    $285,221    (87,499) $ (939,733)
                        =======   ==========   =======   ==========      ======    ========    =======  ==========





                                   MERRIMAN LEVERAGED GROWTH FUND
                                   ------------------------------
                             SIX MONTHS ENDED            YEAR ENDED
                             MARCH 31, 2001            SEPTEMBER 30,
                               (UNAUDITED)                 2000
                               -----------                 ----
                              SHARES     VALUE        SHARES      VALUE
                              ------     -----        ------      -----
Shares sold...........       63,743   $ 665,070      497,652  $7,020,979
Shares issued in
   reinvestment of
   distributions......      330,239   3,305,696      161,858   2,287,057
                            -------   ---------      -------   ---------
                            393,982   3,970,766      659,510   9,308,036
Shares redeemed.......     (132,472) (1,406,969)    (553,555) (7,843,146)
                           --------  ----------     --------  ----------
Net increase..........      261,510  $2,563,797      105,955  $1,464,890
                            =======  ==========      =======  ==========




NOTE 6-- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments and money market funds for the six months ended March 31, 2001 were as follows:

                                             PURCHASES        SALES
                                             ---------        -----
   Merriman High Yield Bond Fund...........$11,431,607     $13,358,781
   Merriman Growth & Income Fund............ 9,297,345      12,094,725
   Merriman Capital Appreciation Fund.......17,635,709      19,693,702
   Merriman Asset Allocation Fund........... 8,035,124       9,869,307
   Merriman Leveraged Growth Fund...........26,093,954      32,309,247

                     MERRIMAN
Graphic Omitted      INVESTMENT TRUST
                     1200 Westlake Avenue North Suite 700
                     Seattle, Washington  98109
                     1-800-423-4893